UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                              FORM 13F
                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Capital Advisors, Inc.
Address: 2200 South Utica Place
         Suite 150
         Tulsa, OK 74114
Form 13F File Number:     28-2644
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all require items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:     Lori A. Smith
Title:    Chief Financial Officer
Phone:    918-599-0045
Signature, Place, and Date of Signing:
     Lori A. Smith     Tulsa, OK     August 1, 2011
Report Type (Check only one):
[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     91
Form 13F Information Table Value Total:     $236,347
                                            (Thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE

        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                        -----------------  ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER          SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C) MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- -- ------------ ------------ ------------
3DICON CORP            COMMON   88579F102         55,767    2,747,140    X                     2,747,140            0            0
3M CO                  COMMON   88579Y101        436,310        4,600    X                         4,600            0            0
A T & T INC (NEW)      COMMON   00206R102      7,582,921      241,417    X                       241,417            0            0
AAON INC               COMMON   000360206     20,054,340      918,239    X                       918,239            0            0
ABBOTT LABS            COMMON   002824100      5,259,579       99,954    X                        99,954            0            0
ALLIANCE RESOURCE PAR  COMMON   01877R108        205,243        2,650    X                         2,650            0            0
ALTRIA GROUP INC       COMMON   02209S103        441,934       16,734    X                        16,734            0            0
AMAZON COM INC         COMMON   023135106      3,684,296       18,017    X                        18,017            0            0
ANNALY MTG MGMT INC    COMMON   035710409        997,155       55,275    X                        55,275            0            0
APACHE CORP            COMMON   037411105        576,848        4,675    X                         4,675            0            0
APPLE COMPUTER INC     COMMON   037833100      9,711,269       28,931    X                        28,931            0            0
APPLIED MATLS INC      COMMON   038222105      5,336,416      410,178    X                       410,178            0            0
B P PLC ADR            COMMON   055622104        231,579        5,229    X                         5,229            0            0
BANK OF AMERICA        COMMON   060505104        117,590       10,729    X                        10,729            0            0
BAXTER INTL INC        COMMON   071813109      4,720,376       79,082    X                        79,082            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670108      1,277,155           11    X                            11            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670702        325,038        4,200    X                         4,200            0            0
BHP BILLITON ADR       COMMON   088606108      5,345,176       56,485    X                        56,485            0            0
BLACKROCK INC          COMMON   09247X101      5,445,870       28,392    X                        28,392            0            0
BONANZA ROYALTIES, LL  COMMON   02636P995            883       15,800    X                        15,800            0            0
BP BPL 1/12, 20 PUT    OPTION   BLANK BLA          2,250          450    X                           450            0            0
BRISTOL MYERS SQUIBB   COMMON   110122108        256,644        8,862    X                         8,862            0            0
BROADCOM CORP          COMMON   111320107      4,549,810      135,250    X                       135,250            0            0
CATERPILLAR INC        COMMON   149123101        216,114        2,030    X                         2,030            0            0
CELANESE CORP DEL SER  COMMON   150870103      5,489,597      102,975    X                       102,975            0            0
CHARLES SCHWAB CORP N  COMMON   808513105        482,808       29,350    X                        29,350            0            0
CHEVRONTEXACO CORP     COMMON   166764100        810,585        7,882    X                         7,882            0            0
CISCO SYS INC          COMMON   17275R102      2,957,564      189,466    X                       189,466            0            0
CITIGROUP INC          COMMON   172967424      4,290,960      103,049    X                       103,049            0            0
CONOCOPHILLIPS         COMMON   20825C104      1,747,115       23,236    X                        23,236            0            0
CORNING INC            COMMON   219350105      4,548,426      250,602    X                       250,602            0            0
CVS CORP               COMMON   126650100        210,448        5,600    X                         5,600            0            0
DEEP ROCK OIL & GAS I  COMMON   243778107              0       50,000    X                        50,000            0            0
DEVON ENERGY CORP NEW  COMMON   25179M103        250,475        3,178    X                         3,178            0            0
ENBRIDGE ENERGY PARTN  COMMON   29250R106        367,455       12,220    X                        12,220            0            0
ENTERPRISE PRODS PART  COMMON   293792107        432,100       10,000    X                        10,000            0            0
ENZYME ENVIRONMENTAL   COMMON   294113105            143      715,000    X                       715,000            0            0
EXELON CORP            COMMON   30161N101        295,596        6,900    X                         6,900            0            0
EXXON MOBIL CORP       COMMON   30231G102      1,858,567       22,838    X                        22,838            0            0
FEDEX CORP             COMMON   31428X106      4,513,437       47,585    X                        47,585            0            0
FIFTH THIRD BANCORP    COMMON   316773100        590,006       46,275    X                        46,275            0            0
FIRSTENERGY CORP       COMMON   337932107        273,818        6,202    X                         6,202            0            0
FORD MTR CO DEL        COMMON   345370860      4,465,478      323,820    X                       323,820            0            0
GENERAL ELECTRIC       COMMON   369604103      6,123,140      324,663    X                       324,663            0            0
GEOGLOBAL RESOURCES I  COMMON   37249T109         20,610       43,850    X                        43,850            0            0
GOOGLE INC-CL A        COMMON   38259P508      6,282,150       12,406    X                        12,406            0            0
I B M                  COMMON   459200101        520,654        3,035    X                         3,035            0            0
INTEL CORP             COMMON   458140100        276,690       12,486    X                        12,486            0            0
J P MORGAN CHASE & CO  COMMON   46625H100        446,942       10,917    X                        10,917            0            0
JOHNSON CTLS INC       COMMON   478366107      5,423,882      130,194    X                       130,194            0            0
JOHNSON & JOHNSON      COMMON   478160104      8,698,947      130,772    X                       130,772            0            0
KNIGHT CAPITAL GROUP   COMMON   499005106      2,315,049      210,077    X                       210,077            0            0
LOCKHEED MARTIN CORP   COMMON   539830109        291,492        3,600    X                         3,600            0            0
LUBRIZOL CORP COM      COMMON   549271104        778,766        5,800    X                         5,800            0            0
MARVELL TECHNOLOGY GR  COMMON   G5876H105      3,943,776      267,103    X                       267,103            0            0
MERCK & COMPANY        COMMON   58933Y105        431,173       12,218    X                        12,218            0            0
MICROSOFT              COMMON   594918104        427,260       16,433    X                        16,433            0            0
NASDAQ STOCK MKT 2.50  CONVERT  631103AA6      1,279,781    1,275,000    X                     1,275,000            0            0
NLY 01/21/2012, 12.50  OPTION   4E299W105          5,235          349    X                           349            0            0
OCCIDENTAL PETE CORP   COMMON   674599105        452,412        4,348    X                         4,348            0            0
ONEOK INC NEW          COMMON   682680103        629,381        8,504    X                         8,504            0            0
ONEOK PARTNERS L P     COMMON   68268N103        673,870       15,800    X                        15,800            0            0
PARKER DRILLING CO     COMMON   701081101        263,250       45,000    X                        45,000            0            0
PAYCHEX INC            COMMON   704326107        255,990        8,333    X                         8,333            0            0
PEPSICO INC            COMMON   713448108     11,214,058      159,223    X                       159,223            0            0
PFIZER INC             COMMON   717081103        392,261       19,042    X                        19,042            0            0
PHILIP MORRIS INTL IN  COMMON   718172109        413,974        6,200    X                         6,200            0            0
PROCTER & GAMBLE COMP  COMMON   742718109      6,628,889      104,277    X                       104,277            0            0
QUALCOMM INC           COMMON   747525103      7,077,454      124,625    X                       124,625            0            0
RANGE RES CORP         COMMON   75281A109      5,312,904       95,728    X                        95,728            0            0
RANGE RES LTD SHS      COMMON   Q80288105          6,155       25,000    X                        25,000            0            0
REN 12/17/2011, 15.00  OPTION   4T999W402         12,600          210    X                           210            0            0
REPUBLIC SERVICES INC  COMMON   760759100      3,877,166      125,678    X                       125,678            0            0
RESOLUTE ENERGY CORP   COMMON   76116A108        516,441       31,958    X                        31,958            0            0
ROYAL DUTCH SHELL PLC  COMMON   780259107        241,152        3,361    X                         3,361            0            0
SANDRIDGE ENERGY INC   COMMON   80007P307      3,061,552      287,200    X                       287,200            0            0
SPECTRA ENERGY CORP    COMMON   847560109      6,321,075      230,612    X                       230,612            0            0
SYNOPSYS INC           COMMON   871607107      3,184,775      123,873    X                       123,873            0            0
TEXAS INSTRUMENTS      COMMON   882508104        540,973       16,478    X                        16,478            0            0
UNILIFE CORP NEW       COMMON   90478E103        181,300       35,000    X                        35,000            0            0
UNITEDHEALTH GROUP IN  COMMON   91324P102      6,572,994      127,433    X                       127,433            0            0
VERIZON COMMUNICATION  COMMON   92343V104        533,990       14,343    X                        14,343            0            0
VIEWCAST.COM INC       COMMON   926713108         13,180       40,000    X                        40,000            0            0
VISA INC CL A          COMMON   92826C839      7,687,714       91,238    X                        91,238            0            0
VODAFONE GROUP INC     COMMON   92857W209      6,387,367      239,048    X                       239,048            0            0
WAL MART STORES INC    COMMON   931142103      4,811,880       90,551    X                        90,551            0            0
WELLS FARGO & CO NEW   COMMON   949746101      5,002,537      178,280    X                       178,280            0            0
WILLIAMS CLAYTON ENER  COMMON   969490101      1,334,131       22,217    X                        22,217            0            0
WILLIAMS COS INC       COMMON   969457100        240,094        7,937    X                         7,937            0            0
WILLIAMS PARTNERS L P  COMMON   96950F104        552,907       10,205    X                        10,205            0            0
YUM BRANDS INC         COMMON   988498101      4,271,488       77,326    X                        77,326            0            0
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